Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tactical Investment Series Trust
Entity Central Index Key	0001843263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
TFA Tactical Income Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Tactical Income Fund
Class Name	Class I
Trading Symbol	TFAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA Tactical Income Fund (the “Fund”) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$108	2.17%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.17%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
TFA Tactical Income Fund Class I	3.63%	1.57%	0.79%
Bloomberg Barclays U.S. Aggregate Bond Index	6.08%	(0.73)%	0.97%
(a)	The Fund commenced operation on June 10, 2019.

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 25,459,875
Holdings Count | Holdings	25
Advisory Fees Paid, Amount	$ 117,338
Investment Company, Portfolio Turnover	277.79%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$25,459,875
Number of Portfolio Holdings	25
Investment Advisory Fees Paid	$117,338
Portfolio Turnover Rate	277.79%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
SPDR Bloomberg High Yield Bond ETF	16.47
SPDR Bloomberg Convertible Securities ETF	12.66
iShares iBoxx $ High Yield Corporate Bond ETF	12.13
iShares Core U.S. Aggregate Bond ETF	5.18
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	4.71
Vanguard Total Stock Market ETF	4.18
FolioBeyond Alternative Income and Int. Rate Hedge ETF	4.11
ProShares UltraShort 20+ Year Treasury	4.04
Invesco Senior Loan ETF	3.80
iShares 7-10 Year Treasury Bond ETF	3.76

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.
Tactical Growth Allocation Fund (Class I)
Shareholder Report [Line Items]
Fund Name	Tactical Growth Allocation Fund
Class Name	Class I
Trading Symbol	TFAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the Tactical Growth Allocation Fund (the “Fund”) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$108	2.15%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.15%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Growth Allocation Fund Class I	8.68%	8.09%	6.39%
Morningstar Mod Agg Target Risk TR USD Index	14.89%	10.30%	9.04%
Wilshire Liquid Alternative IndexSM	3.34%	3.73%	2.95%
(a)	The Fund commenced operation on June 10, 2019.

Performance Inception Date	Jun. 10, 2019
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 35,603,983
Holdings Count | Holdings	110
Advisory Fees Paid, Amount	$ 183,236
Investment Company, Portfolio Turnover	151.90%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$35,603,983
Number of Portfolio Holdings	110
Investment Advisory Fees Paid	$183,236
Portfolio Turnover Rate	151.90%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
HCM Defender 100 Index ETF	7.69
Invesco QQQ Trust Series 1	7.13
HCM Defender 500 Index ETF	7.07
Direxion HCM Tactical Enhanced US ETF	5.90
SPDR Bloomberg 1-3 Month T-Bill ETF	5.57
Fidelity Government Portfolio	3.85
ProShares Ultra QQQ	3.60
Microsoft Corp.	2.80
Technology Select Sector SPDR Fund	2.63
Vanguard Total Stock Market ETF	2.56

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.
TFA Quantitative Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA Quantitative Fund
Class Name	Class I
Trading Symbol	TFAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA Quantitative Fund (the “Fund”) for the six month ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$101	2.03%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.03%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	5 Years	Since Inception (a)
Tactical Quantitative Fund Class I	4.19%	8.01%	7.98%
Morningstar Mod Agg Target Risk TR USD Index	16.75%	12.50%	13.68%
S&P 500® Total Return Index	15.16%	16.63%	17.37%
Wilshire Liquid Alternative IndexSM	3.34%	3.73%	4.11%
(a)	The Fund commenced operation on May 18, 2020.

Performance Inception Date	May 18, 2020
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 59,147,412
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 373,592
Investment Company, Portfolio Turnover	136.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$59,147,412
Number of Portfolio Holdings	44
Investment Advisory Fees Paid	$373,592
Portfolio Turnover Rate	136.00%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Vanguard Total Stock Market ETF	17.01
Fidelity Government Portfolio	12.97
ProShares Ultra QQQ	10.05
Invesco S&P 500 Equal Weight ETF	7.13
ProShares Ultra S&P 500	6.00
iShares U.S. Technology ETF	4.92
Invesco QQQ Trust Series 1	4.03
HCM Defender 500 Index ETF	3.86
iShares MSCI USA Min Vol Factor ETF	3.71
HCM Defender 100 Index ETF	3.55

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.
TFA AlphaGen Growth Fund (Class I)
Shareholder Report [Line Items]
Fund Name	TFA AlphaGen Growth Fund
Class Name	Class I
Trading Symbol	TFAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual report to shareholders contains important information of the TFA AlphaGen Growth Fund (the “Fund”) for the six months ended June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://www.tfafunds.com/funds. You can also request this information without charge by contacting the Fund at (833) 974-3787.
Additional Information Phone Number	(833) 974-3787
Additional Information Website	https://www.tfafunds.com/funds
Expenses [Text Block]	What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I shares	$109	2.14%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	2.14%
Performance Past Does Not Indicate Future [Text]	Past performance is no guarantee of future results.
Average Annual Return [Table Text Block]

How has the Fund performed since inception?

Average Annual Total Returns

	1 Year	Since Inception (a)
TFA AlphaGen Growh Fund Class I	10.45%	4.57%
Morningstar Agg Target Risk TR USD Index	16.75%	6.62%
S&P 500® Total Return Index	15.16%	10.47%
S&P Target Risk Growth Total Return Index	12.35%	4.66%
(a)	The Fund commenced operation on August 23, 2021.

Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (833) 974-3787.
Net Assets	$ 44,600,384
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 272,742
Investment Company, Portfolio Turnover	220.40%
Additional Fund Statistics [Text Block]	What are some Fund statistics? Fund Statistics

Total Net Assets	$44,600,384
Number of Portfolio Holdings	40
Investment Advisory Fees Paid	$272,742
Portfolio Turnover Rate	220.40%

Holdings [Text Block]	Sector Allocation (as a % of Portfolio)
Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
ProShares Ultra QQQ	12.93
Vanguard Total Stock Market ETF	10.90
Technology Select Sector SPDR Fund	7.10
Invesco S&P 500 Equal Weight ETF	6.15
iShares MSCI USA Min Vol Factor ETF	4.97
NVIDIA Corp.	3.68
Palantir Technologies, Inc. - Class A	3.67
ProShares Ultra S&P 500	3.09
Meta Platforms, Inc. - Class A	3.00
FT Vest Laddered Buffer ETF	2.98

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.